Other Assets - Summary of Other Assets ( Parenthetical ) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about other assets [Line Items]
Credits recognized in relation to goods imported under special tax regime	$ 38.8